Cover Page	Mar. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 30, 2026
Entity File Number	1-13948
Entity Registrant Name	MATIV HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1612879
Entity Address, Address Line One	100 Kimball Place,
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Alpharetta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30009
City Area Code	770
Local Phone Number	569-4229
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001000623
Amendment Flag	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	MATV
Security Exchange Name	NYSE